Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 220,786	$ 196,503
Accounts receivable, net of allowance	601,066	717,482
Inventories	473,861	530,191
Deferred income tax assets	11,786	9,820
Other current assets	15,164	22,750
Total current assets	1,322,663	1,476,746
Investments in unconsolidated affiliates	167,658	155,887
Property, plant and equipment, net	556,697	606,427
Other assets
Goodwill	34,574	37,273
Other intangible assets, net	165,358	171,514
Deferred income tax assets-noncurrent	46,812	42,938
Deferred charges and other assets	62,354	83,996
Total other assets	309,098	335,721
Total assets	2,356,116	2,574,781
Current liabilities
Short-term borrowings	7,559	8,754
Accounts payable	434,692	509,093
Income taxes payable	9,413	9,683
Deferred income tax liabilities	1,413	2,903
Accrued expenses and other current liabilities	120,928	136,129
Total current liabilities	574,005	666,562
Noncurrent liabilities
Long-term debt	1,194,648	1,327,667
Deferred income tax liabilities-noncurrent	27,311	26,932
Other noncurrent obligations	239,287	210,418
Total noncurrent liabilities	1,461,246	1,565,017
Commitments and contingencies (Note 15)
Shareholders' equity
Common stock, $0.01 nominal value, 50,000,000 shares authorized at December 31, 2014 and 2013, 48,770 shares and 37,270 shares issued and outstanding as of December 31, 2014 and 2013, respectively	488	373
Additional paid-in-capital	547,530	339,055
Accumulated deficit	(151,936)	(84,604)
Accumulated other comprehensive income (loss)	(75,217)	88,378
Total shareholders' equity	320,865	343,202
Total liabilities and shareholders' equity	$ 2,356,116	$ 2,574,781